SCHEDULE OF RESTATEMENTS AND RECLASSIFICATIONS (Details) - USD ($)	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued expenses (including accrued interest)	$ 28,237	$ 96,854		$ 28,237		$ 11,106	$ 11,106
Note payable		395,000
Additional paid-in capital	711,914	1,196,679		711,914		1,265,559	1,265,559
Accumulated deficit	(775,237)	(514,121)		(775,237)		(284,959)	(284,959)
Total Revenue	76,672			76,672
Gross Profit	76,672			76,672
Operating, general and administrative expense	337,588	229,162	15,840	566,749	32,970
Other income
Interest expense
Net income	$ (261,116)	$ (229,162)	$ (15,840)	$ (490,278)	$ (32,970)	(284,959)
Net income per share, basic and diluted	$ (0.01)	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)
Beginning balance, value	$ 711,799	$ 1,000,841		$ 1,000,841		1,285,800
Ending balance, value	450,683	711,799		450,683		1,000,841	1,000,841
Accounts receivable		(2,271)
Accounts payable and accrued expenses		85,748		17,131
Accrued interest on notes payable
Note payable assumed in merger		395,000
Cash from acquisition of Bitech Mining Corporation
Recapitalization - payments to SPIN		(59,880)		59,880
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income
Beginning balance, value	$ 20,241	$ 20,241		$ 20,241		$ 20,241
Begining balance, shares	20,240,882	20,240,882		20,240,882		20,240,882
Ending balance, value	$ 514,006	$ 20,241		$ 514,006		$ 20,241	$ 20,241
Ending balance, shares	514,005,770	20,240,882		514,005,770		20,240,882	20,240,882
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income
Beginning balance, value	$ 1,196,679	$ 1,265,559		1,265,559		1,265,559
Ending balance, value	711,914	1,196,679		711,914		1,265,559	$ 1,265,559
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income				(490,278)		(284,959)
Beginning balance, value	(514,121)	(284,959)		(284,959)
Ending balance, value	$ (775,237)	(514,121)		(775,237)		(284,959)	(284,959)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued expenses (including accrued interest)		68,319
Note payable		395,000
Additional paid-in capital		21,022,725
Accumulated deficit		(20,311,631)
Total Revenue		26,231
Gross Profit		26,231
Operating, general and administrative expense		73,176
Other income		20,000
Interest expense		(6,140)
Net income		$ (33,085)
Net income per share, basic and diluted		$ 0.00
Beginning balance, value		$ 740,334		740,334	(388,795)		(388,795)
Ending balance, value						740,334	740,334
Accounts receivable		24,992
Accounts payable and accrued expenses		7,875
Accrued interest on notes payable
Note payable assumed in merger
Cash from acquisition of Bitech Mining Corporation		1,150,163
Recapitalization - payments to SPIN
Previously Reported [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ 20,241		$ 20,241	$ 20,241		$ 20,241
Begining balance, shares		20,240,882		20,240,882	20,240,882		20,240,882
Ending balance, value						$ 20,241	$ 20,241
Ending balance, shares						20,240,882	20,240,882
Previously Reported [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ 21,022,725		$ 21,022,725	$ 19,869,511		$ 19,869,511
Ending balance, value						$ 21,022,725	21,022,725
Previously Reported [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		(20,311,632)		$ (20,311,632)	$ (20,278,547)		(20,278,547)
Ending balance, value						$ (20,311,632)	(20,311,632)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued expenses (including accrued interest)		28,535
Note payable
Additional paid-in capital		(19,826,046)
Accumulated deficit		19,797,511
Total Revenue		(26,231)
Gross Profit		(26,231)
Operating, general and administrative expense		155,986
Other income		(20,000)
Interest expense		6,140
Net income		$ (196,077)
Net income per share, basic and diluted		$ (0.01)
Corrections of errors		$ (28,535)					1,389,636
Accounts receivable		(27,263)
Accounts payable and accrued expenses		77,873
Accrued interest on notes payable
Note payable assumed in merger		395,000
Cash from acquisition of Bitech Mining Corporation		(1,150,163)
Recapitalization - payments to SPIN		(59,880)
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Corrections of errors
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Corrections of errors		(19,826,046)					(18,603,952)
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Corrections of errors		19,797,511					$ 19,993,588
Reclassifications [Member].
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income
Accounts receivable
Accounts payable and accrued expenses
Accrued interest on notes payable
Note payable assumed in merger
Cash from acquisition of Bitech Mining Corporation
Recapitalization - payments to SPIN